Note J - Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	2012	2011

Current Portion
Maintenance contracts	$496,055	$335,246
Customer deposit	12,465	122,500
Fully deferred systems, installation and acceptance revenue	-	69,346
	508,520	527,092
Long-Term Portion
Maintenance contracts	-	1,000

Total	$508,520	$528,092